Net gain (loss) on financial instruments measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Net gain (loss) on financial instruments measured at fair value through profit or loss [Abstract]
Summary of Net gain (loss) on financial instruments measured at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss for the ended December 31, 2021
,
2022 and 2023 are as follows:

	2021		2022	2023
Net gain (loss) on due from banks measured at FVTPL
Gain (loss) on valuation	~~W~~	(296)	(10,600)	3,964
Loss on sale		(1,479)	—	—

		(1,775)	(10,600)	3,964

Net gain (loss) on loans measured at FVTPL
Loss on valuation		(78,416)	(35,653)	(6,562)
Gain on sale		15,312	14,062	36,774

		(63,104)	(21,591)	30,212

Net gain (loss) on securities measured at FVTPL
Debt securities
Gain (loss) on valuation		97,281	(677,327)	755,501
Gain (loss) on sale		(92,230)	(244,263)	197,148
Other gains		506,980	590,933	624,282

		512,031	(330,657)	1,576,931

Equity securities
Gain (loss) on valuation		180,363	(337,302)	540,188
Gain (loss) on sale		199,702	(284,267)	428,947

		380,065	(621,569)	969,135

Other
Gain on valuation		9,316	2,089	11,635

		901,412	(950,137)	2,557,701

Net gain (loss) on financial liabilities measured at FVTPL
Debt securities
Gain (loss) on valuation		(7,745)	41,316	(60,144)
Gain (loss) on disposal		(67,522)	53,066	(88,398)

		(75,267)	94,382	(148,542)

Other
Loss on valuation		(26,224)	(38,996)	(60,565)
Gain on disposal		3,489	2,726	1,606

		(22,735)	(36,270)	(58,959)

		(98,002)	58,112	(207,501)

Derivatives:
Gain (loss) on valuation		(64,128)	(702,735)	292,483
Gain (loss) on transaction		429,228	466,118	(183,233)

		365,100	(236,617)	109,250

	~~W~~	1,103,631	(1,160,833)	2,493,626